ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Cost of product shipment to customers	$ 30.2	$ 25.9	$ 22.0